Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive income(loss)	Total
Balance at Sep. 30, 2020		$ 5,000	[1]	$ 119,301	$ 898,588		$ (16,929)	$ 1,005,960
Balance (in Shares) at Sep. 30, 2020	[1]	20,000,000
Net income (loss)					751,666			751,666
Foreign currency translation adjustment							(31,726)	(31,726)
Balance at Sep. 30, 2021		$ 5,000	[1]	119,301	1,650,254		(48,655)	1,725,900
Balance (in Shares) at Sep. 30, 2021	[1]	20,000,000
Net income (loss)					1,066,375			1,066,375
Foreign currency translation adjustment							(57,722)	(57,722)
Balance at Sep. 30, 2022		$ 5,000	[1],[2]	119,301	2,716,629		(106,377)	2,734,553
Balance (in Shares) at Sep. 30, 2022	[1],[2]	20,000,000
Net income (loss)					554,827			554,827
Capital injection				1,456,113				1,456,113
Foreign currency translation adjustment							16,351	16,351
Balance at Mar. 31, 2023		$ 5,000	[2]	1,575,414	3,271,456		(90,026)	4,761,844
Balance (in Shares) at Mar. 31, 2023	[2]	20,000,000
Balance at Sep. 30, 2022		$ 5,000	[1],[2]	119,301	2,716,629		(106,377)	2,734,553
Balance (in Shares) at Sep. 30, 2022	[1],[2]	20,000,000
Net income (loss)					(652,728)			(652,728)
Contribution from shareholders				1,430,612				1,430,612
Statutory reserve					(11,348)	11,348
Foreign currency translation adjustment							(15,524)	(15,524)
Balance at Sep. 30, 2023		$ 5,000	[1],[2]	1,549,913	2,052,553	11,348	(121,901)	3,496,913
Balance (in Shares) at Sep. 30, 2023	[1],[2]	20,000,000
Net income (loss)					(1,405,766)			(1,405,766)
Net Proceeds from the initial public offering		$ 375	[2]	4,164,364				4,164,739
Net Proceeds from the initial public offering (in Shares)	[2]	1,500,000
Foreign currency translation adjustment							(10,107)	(10,107)
Balance at Mar. 31, 2024		$ 5,375	[2]	$ 5,714,277	$ 646,787	$ 11,348	$ (132,008)	$ 6,245,779
Balance (in Shares) at Mar. 31, 2024	[2]	21,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 (Note 14).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023, and IPO on December 17, 2023 (Note 14).